Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Total Benefit from Provision Income Taxes

The total provision for income taxes is comprised of the following:

	For the years ended
	December 31, 2024	December 31, 2023
Current expense	$—	$820,571
Deferred expense	(356,333)	(362,225)
Change in valuation allowance	356,333	362,225
Total provision for income taxes	$—	$820,571

Schedule of Net Deferred Tax Assets and Liabilities

The net deferred tax assets and liabilities in the accompanying consolidated balance sheets included the following components:

	December 31, 2024	December 31, 2023
Deferred tax assets	$877,896	$650,822
Net operating loss carryforward	129,259	—
Valuation allowance for deferred tax assets	(1,007,155)	(650,822)
Net deferred tax assets	$—	$—

Schedule of Deferred Tax Assets

The deferred tax assets as of December 31, 2024 and 2023 were comprised of the tax effect of cumulative temporary differences as follows:

	December 31, 2024	December 31, 2023
Capitalized expenses before business combination	$1,007,155	$650,822
Valuation allowance for deferred tax assets	(1,007,155)	(650,822)
Total	$—	$—

Schedule of Reconciliation of the Statutory Federal Income Tax Rate To the Company’s Effective Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2024	December 31, 2023
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Fines and penalties	(7.55)%	0.22%
Valuation allowance	(13.45)%	16.77%
Income tax provision expense	0.00%	37.99%